TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 28,400		SFr 42,700
Securities lending transactions	4,900		5,000
Obligation to return securities received as collateral, at fair value	45,378	SFr 49,472	41,696
Total	78,700		89,400
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	10,200		9,600
Securities lending transactions	200		200
Obligation to return securities received as collateral, at fair value	1,200		1,000
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,900		1,800
Obligation to return securities received as collateral, at fair value	100		100
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	4,100		3,200
Obligation to return securities received as collateral, at fair value	41,300		37,000
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200		200
Securities lending transactions	100		200
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	16,100		31,100
Securities lending transactions	500		1,400
Obligation to return securities received as collateral, at fair value	2,800		3,600
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,200		7,400
Securities lending transactions	4,800		4,100
Obligation to return securities received as collateral, at fair value	45,400		41,400
Total	57,400		52,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	14,100		26,300
Securities lending transactions	100		900
Obligation to return securities received as collateral, at fair value	0		100
Total	14,200		27,300
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,500		6,700
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	0		200
Total	4,500		6,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,600		2,300
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	0		0
Total	2,600		2,300
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	28,500		42,700
Securities lending transactions	4,900		5,000
Obligation to return securities received as collateral, at fair value	45,378		41,696
Total	78,800		89,400
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	10,200		9,600
Securities lending transactions	200		200
Obligation to return securities received as collateral, at fair value	1,200		1,000
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,900		1,800
Obligation to return securities received as collateral, at fair value	100		100
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	4,100		3,200
Obligation to return securities received as collateral, at fair value	41,300		37,000
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200		200
Securities lending transactions	100		200
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	16,200		31,100
Securities lending transactions	500		1,400
Obligation to return securities received as collateral, at fair value	2,800		3,600
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,200		7,400
Securities lending transactions	4,800		4,100
Obligation to return securities received as collateral, at fair value	45,400		41,400
Total	57,400		52,900
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	14,200		26,300
Securities lending transactions	100		900
Obligation to return securities received as collateral, at fair value	0		100
Total	14,300		27,300
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,500		6,700
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	0		200
Total	4,500		6,900
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,600		2,300
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	0		0
Total	SFr 2,600		SFr 2,300